Description of Business (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock par value	$ 0.0001	$ 0.0001
Net income (loss)	$ 12,127,000	$ 7,266,000
Net cash used in operating activities	4,157,000	1,677,000
Total stockholders' deficit	$ 5,055,000	$ 5,789,000	$ 3,468,000
February 1, 2019 [Member]
Reverse stock split	1-for-15 reverse stock split
Common stock par value	$ 0.0001